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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2001


Check here if Amendment [ ]; Amendment Number:
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:       Undiscovered Managers, LLC
Address:    700 North Pearl Street
            Dallas, TX  75201


Form 13F File Number:   028-05867

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark P. Hurley
Title:      Chairman & CEO
Phone:      214-999-7205


Signature, Place, and Date of Signing:


/s/ Mark P. Hurley                   Dallas, TX              April 30, 2001
--------------------------         ---------------           --------------
       [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Name                                                 13F File Number


--------------------------------------------------------------------
Fuller & Thaler Asset Management, Inc.               028-04007
J.L. Kaplan Associates, LLC                          028-03472
Kestrel Investment Management Corporation   028-04060

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   2

Form 13F Information Table Entry Total:              34


Form 13F Information Table Value Total:              $64,130
                                                     (thousands)


List of Other Included Managers:

No.      Name                                                 13F File Number
-----------------------------------------------------------------------------
1        Bay Isle Financial Corporation                       028-05490
2        Unibank                                              --

FORM 13F
March 31, 2001

                                                                                                               Voting Authority
                                                                                                               ----------------
                                                            Value     Shares/   Sh/ Put/   Invstmt  Other
Name of Issuer                  Title of class    CUSIP    (x$1000)   Prn Amt   Prn Call   Dscretn  Managers  Sole   Shared   None
--------------                  --------------  ---------  --------   -------   --- ----   -------  --------  ----  --------  ----
AMB Property Corp.                   COM        00163T109     2,964   120,500    SH         OTHER          1         120,500
Alexandria Real Estate Eq. In.       COM        015271109     2,008    53,200    SH         OTHER          1          53,200
Archstone Comntys Trust              COM        039581103     3,021   122,800    SH         OTHER          1         122,800
Avalonbay Cmntys Inc.                COM        053484101     3,706    80,900    SH         OTHER          1          80,900
Boston Properties Inc.               COM        101121101     3,914   101,800    SH         OTHER          1         101,800
Carramerica Rlty. Corp.              COM        144418100     1,318    46,200    SH         OTHER          1          46,200
Centerpoint Pptys.                   COM        151895109     1,381    29,600    SH         OTHER          1          29,600
Chateau Cmntys Inc. Com              COM        161726104     1,313    43,400    SH         OTHER          1          43,400
Chelsea Property Group               COM        163421100     2,899    68,700    SH         OTHER          1          68,700
Cousins Pptys. Inc.                  COM        222795106     1,286    51,400    SH         OTHER          1          51,400
Duke Weeks Realty Corp               COM        264411505       917    39,600    SH         OTHER          1          39,600
Equity Office Properties             COM        294741103     3,273   116,900    SH         OTHER          1         116,900
Equity Residential Pptys             COM        29476L107     1,327    25,500    SH         OTHER          1          25,500
General Growth Pptys Inc.            COM        370021107     2,366    67,700    SH         OTHER          1          67,700
Home Properties of NY, Inc.          COM        437306103     1,151    40,400    SH         OTHER          1          40,400
Host Marriott Corp New               COM        44107P104     1,939   166,000    SH         OTHER          1         166,000
Kilroy Realty Corp.                  COM        49427F108     1,590    59,300    SH         OTHER          1          59,300
Kimco Realty Corp.                   COM        49446R109       972    22,600    SH         OTHER          1          22,600
LaSalle Hotel Pptys                  COM        517942108       787    48,600    SH         OTHER          1          48,600
The Macerich Company                 COM        554382101       964    43,900    SH         OTHER          1          43,900
Manufactured Home Cmty               COM        564682102     3,067   113,600    SH         OTHER          1         113,600
Post Properties Inc.                 COM        737464107     1,183    33,800    SH         OTHER          1          33,800
Prentiss Properties Trust            COM        740706106       730    29,600    SH         OTHER          1          29,600
Prologis Trust                       COM        743410102     1,604    79,900    SH         OTHER          1          79,900
Shurgard Storage Centers             COM        82567D104     1,975    74,800    SH         OTHER          1          74,800
Smith Charles Residential            COM        832197107     1,697    37,300    SH         OTHER          1          37,300
Spieker Properties                   COM        848497103     4,163    75,900    SH         OTHER          1          75,900
Starwood Hotels & Resorts            COM        85590A203     1,432    42,100    SH         OTHER          1          42,100
Storage USA                          COM        861907103     1,991    61,100    SH         OTHER          1          61,100
Summit Properties                    COM        866239106     1,801    73,500    SH         OTHER          1          73,500
Taubman Centers Inc.                 COM        876664103     1,341   111,300    SH         OTHER          1         111,300
Vornado Realty Trust                 COM        929042109     3,984   111,200    SH         OTHER          1         111,200
Telesp Celular                     ADR PFD      87952L108        49     3,300    SH         OTHER          2           3,300
Xeikon NV                            ADR        984003103        18     3,900    SH         OTHER          2           3,900



  REPORT SUMMARY              34 Data Records                64,130         2      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED